Share-based compensation - Summary of Share Plans (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2022 USD ($) $ / shares
EUR-denominated
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested during the year (in millions) | €	€ 161.4		€ 175.5		€ 120.6
Weighted average fair value of shares granted (in usd/eur per share) | € / shares	€ 801.78		€ 587.42		€ 578.65
USD-denominated
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested during the year (in millions) | $		$ 155.2		$ 127.0		$ 149.6
Weighted average fair value of shares granted (in usd/eur per share) | $ / shares		$ 848.18		$ 624.10		$ 553.61